PLEDGED ASSETS	12 Months Ended
Dec. 31, 2017
Financial Instruments Owned And Pledged As Collateral [Abstract]
PLEDGED ASSETS

NOTE 19: PLEDGED ASSETS

At December 31, 2016 and 2017, the Group pledged mainly for funding purposes with the Eurosystem, the European Investment Bank, other central banks and financial institutions, the amount of EUR 23,304 million and EUR 9,387 million, respectively. The corresponding liabilities are presented in Note 20 within interbank interest bearing deposits.

The pledged amounts as at December 31, 2017 relate to the following instruments:

  Trading and available-for-sale debt securities of EUR 4,321 million;
  Loans amounting to EUR 1,378 million;
  Covered bonds of a nominal value of EUR 2,250 million backed with mortgage loans of a total value of EUR 3,402 million; and
  Securitized notes of a nominal value of EUR 236 million backed with small business loans of EUR 286 million.

In addition to the pledged items presented above, as at December 31, 2017, the Group has pledged Hellenic Republic Treasury bills of EUR 149 million for trade finance purposes.